Schedule of Long Term Borrowings (Parenthetical) (Detail) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2017 CAD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CAD ($)
Disclosure of long term debt [Line Items]
Long-term debt, gross	$ 1,758,519		$ 1,933,993
6.625% Senior Notes Due 2020 [Member]
Disclosure of long term debt [Line Items]
Long term debt interest rate	6.625%	6.625%
Long term debt maturity year	November 15, 2020
Long-term debt, gross		$ 0.0	499,150
6.5% Senior Notes Due 2021 [Member]
Disclosure of long term debt [Line Items]
Long term debt interest rate	6.50%	6.50%
Long term debt maturity year	December 15, 2021
Long-term debt, gross	$ 312,601	$ 248.6	427,818
7.75% Senior Notes Due 2023 [Member]
Disclosure of long term debt [Line Items]
Long term debt interest rate	7.75%	7.75%
Long term debt maturity year	December 15, 2023
Long-term debt, gross	$ 440,062	$ 350.0	469,945
5.25% Senior Notes Due 2024 [Member]
Disclosure of long term debt [Line Items]
Long term debt interest rate	5.25%	5.25%
Long term debt maturity year	November 15, 2024
Long-term debt, gross	$ 502,928	$ 400.0	$ 537,080
7.125% Senior Notes Due 2026 [Member]
Disclosure of long term debt [Line Items]
Long term debt interest rate	7.125%	7.125%
Long term debt maturity year	January 15, 2026
Long-term debt, gross	$ 502,928	$ 400.0